Shareholder Report	12 Months Ended
May 31, 2024 USD ($) holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Dividend Opportunity Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class A
Trading Symbol	INUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature.
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Allocations
| An overweight to the financials sector and underweight to the consumer staples sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; Vistra Corp., a renewables utility company; Dell Technologies, a technology hardware company; and Wells Fargo, a large money center bank, were among the top relative contributors to Fund performance.
Allocations
| Underweights to the information technology and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Bristol-Myers Squibb, a pharmaceuticals company; Prologis, an industrial real estate company; New York Community Bancorp. Inc., a banking company; and Morgan Stanley, a capital markets company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	19.22	9.90	8.01
Class A (including sales charges)	12.36	8.60	7.38
MSCI USA High Dividend Yield Index (Net)	17.74	8.43	8.31
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,138,804,889
Holdings Count | holdings	83
Advisory Fees Paid, Amount	$ 14,078,019
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 2,138,804,889
Total number of portfolio holdings	83
Management services fees (represents 0.64% of Fund average net assets)	$ 14,078,019
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Dividend Opportunity Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class C
Trading Symbol	ACUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.75%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the utilities, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| An overweight to the financials sector and underweight to the consumer staples sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; Vistra Corp., a renewables utility company; Dell Technologies, a technology hardware company; and Wells Fargo, a large money center bank, were among the top relative contributors to Fund performance.
Allocations
| Underweights to the information technology and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Bristol-Myers Squibb, a pharmaceuticals company; Prologis, an industrial real estate company; New York Community Bancorp. Inc., a banking company; and Morgan Stanley, a capital markets company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	18.35	9.10	7.20
Class C (including sales charges)	17.35	9.10	7.20
MSCI USA High Dividend Yield Index (Net)	17.74	8.43	8.31
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,138,804,889
Holdings Count | holdings	83
Advisory Fees Paid, Amount	$ 14,078,019
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 2,138,804,889
Total number of portfolio holdings	83
Management services fees (represents 0.64% of Fund average net assets)	$ 14,078,019
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Dividend Opportunity Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional Class
Trading Symbol	CDOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the utilities, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| An overweight to the financials sector and underweight to the consumer staples sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; Vistra Corp., a renewables utility company; Dell Technologies, a technology hardware company; and Wells Fargo, a large money center bank, were among the top relative contributors to Fund performance.
Allocations
| Underweights to the information technology and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Bristol-Myers Squibb, a pharmaceuticals company; Prologis, an industrial real estate company; New York Community Bancorp. Inc., a banking company; and Morgan Stanley, a capital markets company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	19.54	10.19	8.28
MSCI USA High Dividend Yield Index (Net)	17.74	8.43	8.31
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,138,804,889
Holdings Count | holdings	83
Advisory Fees Paid, Amount	$ 14,078,019
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,138,804,889
Total number of portfolio holdings	83
Management services fees (represents 0.64% of Fund average net assets)	$ 14,078,019
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Dividend Opportunity Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional 2 Class
Trading Symbol	RSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the utilities, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| An overweight to the financials sector and underweight to the consumer staples sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; Vistra Corp., a renewables utility company; Dell Technologies, a technology hardware company; and Wells Fargo, a large money center bank, were among the top relative contributors to Fund performance.
Allocations
| Underweights to the information technology and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Bristol-Myers Squibb, a pharmaceuticals company; Prologis, an industrial real estate company; New York Community Bancorp. Inc., a banking company; and Morgan Stanley, a capital markets company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	19.60	10.23	8.35
MSCI USA High Dividend Yield Index (Net)	17.74	8.43	8.31
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,138,804,889
Holdings Count | holdings	83
Advisory Fees Paid, Amount	$ 14,078,019
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 2,138,804,889
Total number of portfolio holdings	83
Management services fees (represents 0.64% of Fund average net assets)	$ 14,078,019
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Dividend Opportunity Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional 3 Class
Trading Symbol	CDOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2023 to May 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the utilities, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| An overweight to the financials sector and underweight to the consumer staples sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; Vistra Corp., a renewables utility company; Dell Technologies, a technology hardware company; and Wells Fargo, a large money center bank, were among the top relative contributors to Fund performance.
Allocations
| Underweights to the information technology and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Bristol-Myers Squibb, a pharmaceuticals company; Prologis, an industrial real estate company; New York Community Bancorp. Inc., a banking company; and Morgan Stanley, a capital markets company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	19.64	10.27	8.39
MSCI USA High Dividend Yield Index (Net)	17.74	8.43	8.31
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,138,804,889
Holdings Count | holdings	83
Advisory Fees Paid, Amount	$ 14,078,019
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,138,804,889
Total number of portfolio holdings	83
Management services fees (represents 0.64% of Fund average net assets)	$ 14,078,019
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Dividend Opportunity Fund Class R
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class R
Trading Symbol	RSOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the utilities, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| An overweight to the financials sector and underweight to the consumer staples sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; Vistra Corp., a renewables utility company; Dell Technologies, a technology hardware company; and Wells Fargo, a large money center bank, were among the top relative contributors to Fund performance.
Allocations
| Underweights to the information technology and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Bristol-Myers Squibb, a pharmaceuticals company; Prologis, an industrial real estate company; New York Community Bancorp. Inc., a banking company; and Morgan Stanley, a capital markets company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	18.94	9.64	7.75
MSCI USA High Dividend Yield Index (Net)	17.74	8.43	8.31
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,138,804,889
Holdings Count | holdings	83
Advisory Fees Paid, Amount	$ 14,078,019
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,138,804,889
Total number of portfolio holdings	83
Management services fees (represents 0.64% of Fund average net assets)	$ 14,078,019
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Dividend Opportunity Fund (Advisor Class)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Advisor Class
Trading Symbol	CDORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature.
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Allocations
| An overweight to the financials sector and underweight to the consumer staples sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; Vistra Corp., a renewables utility company; Dell Technologies, a technology hardware company; and Wells Fargo, a large money center bank, were among the top relative contributors to Fund performance.
Allocations
| Underweights to the information technology and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Bristol-Myers Squibb, a pharmaceuticals company; Prologis, an industrial real estate company; New York Community Bancorp. Inc., a banking company; and Morgan Stanley, a capital markets company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	19.56	10.18	8.28
MSCI USA High Dividend Yield Index (Net)	17.74	8.43	8.31
Russell 1000 Value Index	21.71	10.74	8.61
Russell 1000 Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,138,804,889
Holdings Count | holdings	83
Advisory Fees Paid, Amount	$ 14,078,019
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,138,804,889
Total number of portfolio holdings	83
Management services fees (represents 0.64% of Fund average net assets)	$ 14,078,019
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	5.3%
Exxon Mobil Corp.	4.7%
Merck & Co., Inc.	3.3%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.8%
Chevron Corp.	2.8%
Coca-Cola Co. (The)	2.3%
Wells Fargo & Co.	2.2%
Goldman Sachs Group, Inc. (The)	2.2%
PepsiCo, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds